Other payables to third parties	12 Months Ended
Dec. 31, 2012
Other payables to third parties
Other payables to third parties

17.  Other payables to third parties

Other payables consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Purchases of property, plant and equipment	474,185	367,426
Miscellaneous tax payables	18,253	25,011
Deposits	3,008	6,049
Labor services payables	12,438	13,883
Logistic charges	894	37,528
Others	18,949	30,218
Total other payables	527,727	480,115